Procure Space ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.5%
Cayman Islands - 0.3%
Software - 0.3%
Arqit Quantum, Inc. (a)(b)	121,556	$142,221

France - 5.3%
Aerospace & Defense - 0.4% (d)
Thales SA - ADR	1,266	189,762
Media - 4.9%
Eutelsat Communications SA - ADR (b)	357,114	2,411,629
Total France		2,601,391

Italy - 0.1%
Aerospace & Defense - 0.1% (d)
Leonardo SpA - ADR	4,933	66,980

Japan - 6.5%
Aerospace & Defense - 0.6% (d)
Ispace, Inc. (a)(b)	29,800	279,165
Media - 4.2%
Sky Perfect JSAT Holdings, Inc. - ADR	501,100	2,091,444
Professional Services - 1.7%
Weathernews, Inc.	18,700	837,078
Total Japan		3,207,687

Luxembourg - 5.1%
Media - 5.1%
SES SA	383,707	2,491,796

Netherlands - 6.4%
Aerospace & Defense - 2.1% (d)
Airbus SE - ADR	7,163	1,058,114
Software - 4.3%
TomTom NV - ADR (a)	242,070	2,120,471
Total Netherlands		3,178,585

Switzerland - 4.7%
Household Durables - 4.7%
Garmin, Ltd.	22,063	2,336,251

United States - 71.1%
Aerospace & Defense - 25.6% (d)
Boeing Co. (a)	5,342	1,275,937
Intuitive Machines, Inc. (a)(b)	56,398	476,563
L3Harris Technologies, Inc.	6,984	1,323,398
Lockheed Martin Corp.	2,510	1,120,389
Northrop Grumman Corp.	2,558	1,138,310
Rocket Lab USA, Inc. (a)(b)	441,450	3,253,486
RTX Corp.	11,762	1,034,233
Sidus Space, Inc. - Class A (a)	139,268	23,606
Terran Orbital Corp. (a)(b)	382,891	574,337
Virgin Galactic Holdings, Inc. (a)(b)	567,119	2,427,269
Total Aerospace & Defense		12,647,528
Communications Equipment - 4.2%
Comtech Telecommunications Corp.	51,250	520,700
ViaSat, Inc. (a)	50,714	1,569,091
Total Communications Equipment		2,089,791
Containers & Packaging - 0.6%
Ball Corp.	5,509	323,323
Diversified Telecommunication Services - 14.7%
AST SpaceMobile, Inc. (a)(b)	234,627	1,006,550
EchoStar Corp. - Class A (a)	120,961	2,350,272
Globalstar, Inc. (a)	1,864,690	2,013,865
Iridium Communications, Inc.	35,880	1,885,494
Total Diversified Telecommunication Services		7,256,181
Electronic Equipment, Instruments & Components - 5.0%
Trimble, Inc. (a)	45,973	2,473,347
Industrial Conglomerates - 2.1%
Honeywell International, Inc.	5,420	1,052,185
Media - 13.9%
Comcast Corp. - Class A	28,796	1,303,307
DISH Network Corp. - Class A (a)	313,708	2,487,704
Sirius XM Holdings, Inc. (b)	600,736	3,063,754
Total Media		6,854,765
Professional Services - 5.0%
BlackSky Technology, Inc. (a)(b)	344,614	685,782
Planet Labs PBC (a)	475,685	1,769,548
Total Professional Services		2,455,330
Total United States		35,152,450
TOTAL COMMON STOCKS (Cost $63,493,326)		49,177,361

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 28.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.47% (c)	13,883,052	13,883,052
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $13,883,052)		13,883,052

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.14% (c)	261,774	261,774
TOTAL SHORT-TERM INVESTMENTS (Cost $261,774)		261,774

Total Investments (Cost $77,638,152) - 128.1%		63,322,187
Liabilities in Excess of Other Assets - (28.1)%		(13,882,077)
TOTAL NET ASSETS - 100.0%		$49,440,110

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at July 31, 2023.
(c)	Rate reflects annualized seven-day yield on July 31, 2023.
(d)	As of July 31, 2023, the Fund had a significant portion of its assets invested in the Aerospace & Defense industry.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").